                                                                      [ACI LOGO]
American Century Strategic Asset Allocations, Inc.
PROSPECTUS SUPPLEMENT

STRATEGIC ALLOCATION: CONSERVATIVE FUND
STRATEGIC ALLOCATION: MODERATE FUND
STRATEGIC ALLOCATION: AGGRESSIVE FUND

Supplement dated January 8, 2009 * Prospectus dated April 1, 2008

THE FOLLOWING  ENTRY IS ADDED TO THE SECTION The Fund Management Team ON PAGE 17
OF THE PROSPECTUS.

ENRIQUE CHANG

Mr. Chang,  Executive Vice President and Chief  Investment  Officer,  has been a member of the team that manages the funds since January 2009. He joined American
Century  Investments  in 2006.  Prior to  joining  the  company,  he  served  as
President and Chief Investment Officer of Munder Capital Management from 2002 to
2006. Mr. Chang has a bachelor's degree in mathematics from Fairleigh  Dickinson
University,  and  a  master's  degree  in  finance/quantitative  analysis  and a master's degree in statistics and operations research from New York University.

American Century Investment Services, Inc., Distributor
(C)2009 American Century Proprietary Holdings, Inc. All rights reserved.

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